Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of the income tax (benefit) provision consist
The components of income tax provision (benefit) are as follows:

	As of December 31,
	2022	2021
Federal:
Current	$—	$—
Deferred	—	(360,150)
State and Local:
Current	—	—
Deferred	—	(49,308)

Total	$—	$(409,458)

Schedule of the company's net deferred tax asset
Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2021
Deferred tax assets (liabilities):
Net operating loss carryforwards	$3,744,512	$2,950,020
Contribution carryforwards	20,837	16,222
Stock-based compensation	25,216	17,989
Accrual to cash adjustment	482,109	255,440
Intangible assets	—	97,979
Lease Liabilities	119,971	—
Right of use assets	(71,024)	—
Capitalized R&D costs (Sec. 174)	451,195	—
Other	696	820

	4,773,512	3,338,470
Valuation allowance	(4,773,512)	(3,338,470)

Deferred tax assets, net of allowance	$—	$—

Schedule of federal income tax rate (benefit) to the company's effective tax rate
A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consist of the following:

	For the Years Ended December 31,
	2022		2021
Statutory federal income tax benefit	$(3,248,385)	21%	$(2,182,128)	21%
Permanent items	2,117,591	(14)%	258,449	(2)%
State taxes, net of federal tax benefit	(327,095)	2%	(317,955)	3%
Change in valuation allowance	1,435,042	(9)%	1,817,277	(17)%
Change in state tax rate	13,055	—%	18,481	—%
Other	9,792	—%	(3,582)	—%

Effective tax rate	$—	—%	$(409,458)	4%

7GC Co Holdings INC [Member]
Schedule of the income tax (benefit) provision consist

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Current
Federal	$558,171	$—
State	207,383	—
Deferred
Federal	(980,668)	(558,031)
State	—	—
Valuation allowance	980,668	558,031

Income tax provision	$765,554	$—

Schedule of the company's net deferred tax asset

	December 31,
	2022	2021
Deferred tax assets:
Start-up/Organization costs	$2,068,988	$530,288
Net operating loss carryforwards	49,118	49,118

Total deferred tax assets	2,118,106	579,406
Valuation allowance	(2,118,106)	(579,406)

Deferred tax asset, net of allowance	$—	$—

Schedule of federal income tax rate (benefit) to the company's effective tax rate

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes	7.0%	0.0%
Change in fair value of derivative warrant liabilities	-28.1%	-25.8%
Change in rate on deferred tax asset	-1.8%	0.0%
Change in valuation allowance	9.5%	4.8%

Effective tax rate	7.6%	0.0%